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                                 UNITED STATES
                       SECURITIES AND EXCHANGE COMMISSION
                             WASHINGTON, D.C. 20549

                                   FORM 13F

                              FORM 13F COVER PAGE


Report for the Calendar Year or Quarter Ended: June 30, 2005

Check Here if Amendment / /; Amendment Number:
                                               ---------
   This Amendment (Check only one.):    / / is a restatement.
                                        / / adds new holdings entries.

Institutional Investment Manager Filing this Report:

Name:        Gates Capital Management, Inc.
Address:     1177 Avenue of the Americas, 32nd Floor
             New York, NY 10036

Form 13F File Number: 28-11102

The institutional investment manager filing this report and the person by whom it is signed hereby represent that the person signing the report is authorized to submit it, that all information contained herein is true, correct and complete, and that it is understood that all required items, statements, schedules, lists, and tables, are considered integral parts of this submission.

Person Signing this Report on Behalf of Reporting Manager:

Name:        Jeffrey L. Gates
Phone:       (212) 626-1421


Signature, Place, and Date of Signing:

     /s/ Jeffrey L. Gates              New York, New York    August 12, 2005
   -------------------------------    --------------------   ---------------
           [Signature]                    [City, State]           [Date]

Report Type (Check only one.):

/X/ 13F HOLDINGS REPORT. (Check here if all holdings of this reporting manager are reported in this report.)

/ / 13F NOTICE. (Check here if no holdings reported are in this report, and all holdings are reported by other reporting manager(s).)

/ / 13F COMBINATION REPORT. (Check here if a portion of the holdings for this reporting manager are reported in this report and a portion are reported by other reporting manager(s).)

List of Other Managers Reporting for this Manager: None


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                             FORM 13F SUMMARY PAGE

Report Summary:


Number of Other Included Managers:          0

Form 13F Information Table Entry Total:     19

Form 13F Information Table Value Total:     $344,245 (in thousands)

List of Other Included Managers:            NONE

Provide a numbered list of the name(s) and Form 13F file number(s) of all institutional investment managers with respect to which this report is filed, other than the manager filing this report.


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                      FORM 13F INFORMATION TABLE


      COLUMN 1               COLUMN 2       COLUMN 3 COLUMN 4         COLUMN 5         COLUMN 6    COLUMN 7          COLUMN 8
------------------------- ---------------- --------- -------- --------------------- ------------ --------- -----------------------
                                                      VALUE    SHRS OR   SH/   PUT/  INVESTMENT    OTHER      VOTING AUTHORITY
   NAME OF ISSUER          TITLE OF CLASS    CUSIP   (x$1000)  PRN AMT   PRN   CALL  DISCRETION   MANAGERS  SOLE    SHARED   NONE
------------------------- ---------------- --------- -------- --------- ----- ----- ------------ --------- ------- -------- ------
ADESA                            COM       00686U104    28101   1290817   SH        SOLE                   1290817
ADVANCE AUTO PARTS INC           COM       00751Y106    14453    223900   SH        SOLE                    223900
ADVANCED MEDICAL OPTICS INC      COM       00763M108    38798    976059   SH        SOLE                    976059
ARBITRON INC                     COM       03875Q108    42208    983869   SH        SOLE                    983869
CAVCO INDS INC DEL               COM       149568107     7562    268347   SH        SOLE                    268347
DARLING INTL INC                 COM       237266101    20859   5562457   SH        SOLE                   5562457
DAVITA INC                       COM       23918K108    35816    787508   SH        SOLE                    787508
DOVER DOWNS GAMING & ENTMT I     COM       260095104     8478    639375   SH        SOLE                    639375
FIRST DATA CORP                  COM       319963104    22184    552668   SH        SOLE                    552668
FOOT LOCKER INC                  COM       344849104     9599    352660   SH        SOLE                    352660
GAP INC DEL                      COM       364760108    15452    782400   SH        SOLE                    782400
HENRY SCHEIN INC                 COM       806407102     4746    114303   SH        SOLE                    114303
MARVEL ENTERPRISES INC           COM       57383M108    16967    860372   SH        SOLE                    860372
MARVEL ENTERPRISES INC           COM       57383M958      664      8000   SH   PUT  SOLE                      8000
METHANEX CORP                    COM       59151K108    12864    781081   SH        SOLE                    781081
MOODYS CORP                      COM       615369105     6092    135500   SH        SOLE                    135500
PAPA JOHNS INTL INC              COM       698813102    23989    600176   SH        SOLE                    600176
PAYLESS SHOESOURCE INC           COM       704379106    23924   1246046   SH        SOLE                   1246046
PIONEER COS INC                  COM       723643300    11489    522454   SH        SOLE                    522454